UNITED STATES
			        SECURITIES AND EXCHANGE COMMISSION
				      WASHINGTON, D.C. 20549
					     FORM 13F
				        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2009
Check here if Amendment [ ] Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Maryland Capital Management, LLC
Address: 800 North Charles Street, Suite 300
Baltimore, MD 21201
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Lisa M. Faherty
Title: CCO
Phone: 410-547-2666
Signature, Place, and Date of Signing:
Lisa M. Faherty Baltimore, MD NOVEMBER 6, 2009
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

















FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 		0
Form 13F Information Table Entry Total: 	156
Form 13F Information Table Value Total: 	$226,570

List of Other Included Managers:		None












































                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      225     3054 SH       Sole                     3054
AT&T Inc.                      COM              00206R102     1387    51344 SH       Sole                    51344
Abbott Laboratories            COM              002824100     4546    91888 SH       Sole                    91888
Aflac Inc.                     COM              001055102      245     5738 SH       Sole                     5738
Allied Capital Corp.           COM              01903Q108       35    11325 SH       Sole                    11325
Altria Group Inc.              COM              02209S103      189    10639 SH       Sole                    10639
American Campus Communities    COM              024835100      531    19790 SH       Sole                    19790
Amgen, Inc.                    COM              031162100      317     5263 SH       Sole                     5263
Apple Computer                 COM              037833100     2216    11954 SH       Sole                    11954
Aqua America Corp.             COM              03836W103      238    13516 SH       Sole                    13516
Automatic Data Processing, Inc COM              053015103      231     5880 SH       Sole                     5880
BB&T Corporation               COM              054937107      454    16659 SH       Sole                    16659
BP PLC ADR F Sponsored ADR     COM              055622104      576    10822 SH       Sole                    10822
Bank of America Corp.          COM              060505104     4931   291418 SH       Sole                   291418
Berkshire Hathaway, Inc.- CL A COM              084670108      202        2 SH       Sole                        2
Berkshire Hathaway, Inc.- CL B COM              084670207     5004     1506 SH       Sole                     1506
Buckeye Partners UTS Limited P COM              118230101      282     5815 SH       Sole                     5815
CSX Corp., Inc.                COM              126408103      239     5700 SH       Sole                     5700
CVS Caremark Corp.             COM              126650100     6348   177608 SH       Sole                   177608
Catalyst Health Solutions, Inc COM              14888B103     6340   217507 SH       Sole                   217507
Caterpillar Inc.               COM              149123101      288     5615 SH       Sole                     5615
Charles Schwab Corp.           COM              808513105     2509   131001 SH       Sole                   131001
Chevron Corp.                  COM              166764100     1176    16696 SH       Sole                    16696
Chipotle Mexican Grill - CL B  COM              169656204     1252    15050 SH       Sole                    15050
Chipotle Mexican Grill Inc.    COM              169656105     5449    56148 SH       Sole                    56148
Cisco Systems, Inc.            COM              17275R102     5371   228180 SH       Sole                   228180
Citigroup, Inc.                COM              172967101      127    26297 SH       Sole                    26297
Coca-Cola Co.                  COM              191216100      962    17910 SH       Sole                    17910
Colgate Palmolive Co.          COM              194162103      597     7829 SH       Sole                     7829
ConocoPhillips                 COM              20825C104     1457    32261 SH       Sole                    32261
Constellation Energy Group, In COM              210371100      609    18810 SH       Sole                    18810
Corporate Office Properties Tr COM              22002T108      214     5790 SH       Sole                     5790
Dominion Resources, Inc.       COM              25746U109     1142    33106 SH       Sole                    33106
Duke Energy Corp.              COM              26441C105      543    34495 SH       Sole                    34495
Dupont Co., Inc.               COM              263534109      322    10012 SH       Sole                    10012
Education Realty Trust Inc.    COM              28140H104      219    36915 SH       Sole                    36915
Eli Lilly & Co.                COM              532457108      294     8890 SH       Sole                     8890
Enbridge Energy Partners, LP   COM              29250R106     2062    45763 SH       Sole                    45763
Enterprise Products Partners L COM              293792107      237     8367 SH       Sole                     8367
Equity Residential Properties  COM              29476L107      361    11750 SH       Sole                    11750
Exelon Corporation             COM              30161N101      263     5300 SH       Sole                     5300
Express Scripts, Inc.          COM              302182100    14057   181195 SH       Sole                   181195
Exxon Mobil Corp.              COM              30231G102    10083   146962 SH       Sole                   146962
FPL Group Inc.                 COM              302571104     3871    70082 SH       Sole                    70082
First Solar Inc.               COM              336433107      237     1550 SH       Sole                     1550
Frontier Communications        COM              35906A108      213    28243 SH       Sole                    28243
General Electric Co., Inc.     COM              369604103     7097   432233 SH       Sole                   432233
GlaxoSmithKline PLC            COM              37733W105      259     6557 SH       Sole                     6557
Glimcher Realty Trust REIT     COM              379302102      153    41675 SH       Sole                    41675
Google Inc.                    COM              38259P508     2806     5658 SH       Sole                     5658
HCP, Inc.                      COM              40414L109     2242    78001 SH       Sole                    78001
Health Care Reit Inc.          COM              42217K106     1672    40174 SH       Sole                    40174
Heinz (H.J.), Inc.             COM              423074103     4534   114071 SH       Sole                   114071
Hewlett-Packard Company        COM              428236103      435     9205 SH       Sole                     9205
Home Depot, Inc.               COM              437076102      427    16032 SH       Sole                    16032
ITT Corporation                COM              450911102     2055    39410 SH       Sole                    39410
Infinera Corp.                 COM              45667G103      223    28100 SH       Sole                    28100
Intel Corp.                    COM              458140100     5417   276810 SH       Sole                   276810
Intl Business Machines, Corp.  COM              459200101     1601    13389 SH       Sole                    13389
J P Morgan Chase & Co.         COM              46625H100      653    14909 SH       Sole                    14909
Johnson & Johnson              COM              478160104     5424    89074 SH       Sole                    89074
Kinder Morgan Energy Unit LTD  COM              494550106     2530    46836 SH       Sole                    46836
M & T Bank Corp.               COM              55261F104     2271    36439 SH       Sole                    36439
MDU Resources Group            COM              552690109      250    12000 SH       Sole                    12000
Marathon Oil Corp.             COM              565849106      350    10960 SH       Sole                    10960
McCormick & Co., Inc. - Voting COM              579780107     3376    99217 SH       Sole                    99217
McCormick & Company, Inc.      COM              579780206     2163    63724 SH       Sole                    63724
McDonald's Corp., Inc.         COM              580135101      542     9498 SH       Sole                     9498
McKesson Corporation           COM              58155Q103      298     5000 SH       Sole                     5000
Medco Health Solutions Inc.    COM              58405U102      509     9204 SH       Sole                     9204
Medtronic, Inc.                COM              585055106     1734    47125 SH       Sole                    47125
Merck & Co., Inc.              COM              589331107      490    15494 SH       Sole                    15494
Microsoft Corp.                COM              594918104     5892   229073 SH       Sole                   229073
Muni MTG & Equity LLC Growth S COM              62624B101       19    29400 SH       Sole                    29400
Nationwide Health Ppty         COM              638620104      519    16750 SH       Sole                    16750
Oceaneering Intl Inc.          COM              675232102      204     3600 SH       Sole                     3600
Omega Healthcare Invs REIT     COM              681936100      163    10200 SH       Sole                    10200
Omniture, Inc.                 COM              68212S109    14675   684460 SH       Sole                   684460
Openwave Systems, Inc.         COM              683718308       26    10000 SH       Sole                    10000
Oracle Corp.                   COM              68389X105      415    19919 SH       Sole                    19919
Pepsico, Inc.                  COM              713448108     6148   104813 SH       Sole                   104813
Pfizer, Inc.                   COM              717081103     1857   112211 SH       Sole                   112211
Philip Morris International In COM              718172109      470     9653 SH       Sole                     9653
Plum Creek Timber Co. REIT     COM              729251108      722    23552 SH       Sole                    23552
Procter & Gamble, Co.          COM              742718109     5175    89347 SH       Sole                    89347
Progress Energy Inc.           COM              743263105      334     8540 SH       Sole                     8540
Provident Energy Trust F Trust COM              74386K104      113    19600 SH       Sole                    19600
Qualcomm, Inc.                 COM              747525103     2857    63528 SH       Sole                    63528
Rock-Tenn Company-CL A         COM              772739207     1602    34005 SH       Sole                    34005
Royal Dutch Shell              COM              780259206      321     5609 SH       Sole                     5609
SPX Corporation                COM              784635104      343     5600 SH       Sole                     5600
Sandy Spring Bancorp, Inc.     COM              800363103      168    10300 SH       Sole                    10300
Schlumberger Inc.              COM              806857108      588     9870 SH       Sole                     9870
Southern Company, Inc.         COM              842587107      451    14250 SH       Sole                    14250
Startech Environmental Corp.   COM              855906103        4    10050 SH       Sole                    10050
Symantec Corp.                 COM              871503108      492    29900 SH       Sole                    29900
T.Rowe Price Group, Inc.       COM              74144T108      577    12622 SH       Sole                    12622
Target Corp.                   COM              87612E106      245     5255 SH       Sole                     5255
Teco Energy Inc.               COM              872375100      235    16705 SH       Sole                    16705
Tellabs, Inc.                  COM              879664100      221    32000 SH       Sole                    32000
Teva Pharmaceutical Industries COM              881624209      212     4194 SH       Sole                     4194
Time Warner Cable              COM              88732J108      394     9145 SH       Sole                     9145
Time Warner Inc.               COM              887317105     1049    36440 SH       Sole                    36440
U S Bancorp.                   COM              902973304      300    13716 SH       Sole                    13716
URS Corp.                      COM              903236107     4028    92280 SH       Sole                    92280
United Technologies, Inc.      COM              913017109      210     3440 SH       Sole                     3440
V.F. Corporation               COM              918204108      521     7189 SH       Sole                     7189
Verizon Communications         COM              92343V104      981    32403 SH       Sole                    32403
Wal-Mart Company, Inc.         COM              931142103      820    16706 SH       Sole                    16706
Walgreen Company               COM              931422109      206     5496 SH       Sole                     5496
Walt Disney Company, Inc.      COM              254687106      266     9697 SH       Sole                     9697
Warren Resources Inc.          COM              93564A100       60    20141 SH       Sole                    20141
Washington REIT                COM              939653101      497    17240 SH       Sole                    17240
Weingarten Realty Investors    COM              948741103      291    14630 SH       Sole                    14630
Wells Fargo Inc.               COM              949746101      491    17437 SH       Sole                    17437
Windstream Corp.               COM              97381W104      140    13803 SH       Sole                    13803
Wyeth                          COM              983024100      414     8515 SH       Sole                     8515
Yum Brands, Inc.               COM              988498101     1774    52557 SH       Sole                    52557
Zimmer Holdings, Inc.          COM              98956P102      398     7440 SH       Sole                     7440
Felcor Lodging Trust PFD A Con PFD              31430F200      336    27440 SH       Sole                    27440
Cohen & Steers REIT & Utility  COM              19247Y108      193    20251 SH       Sole                    20251
DWS RReef Real Estate Fund, In COM              233384106       37    11526 SH       Sole                    11526
Fiduciary/Claymore MLP Opportu COM              31647Q106      207    12600 SH       Sole                    12600
Ing Clarion Glb Re Est Incm Fu COM              449788108       94    14501 SH       Sole                    14501
Kayne Anderson MLP Investment  COM              486606106      874    41320 SH       Sole                    41320
MS India Investment Fund       COM              61745C105      303    14256 SH       Sole                    14256
Nicholas Applegate Conv & Inco COM              65370F101      268    31050 SH       Sole                    31050
Nuveen Equity Premier Income F COM              6706ER101      322    26360 SH       Sole                    26360
Nuveen Equity Premier Oppty Fu COM              6706EM102      432    34620 SH       Sole                    34620
Nuveen Select Mat Mun Shares B COM              67061T101      196    19050 SH       Sole                    19050
Powershares India ETF          COM              73935L100      761    35955 SH       Sole                    35955
SPDR DJ Wilshire REIT ETF      COM              78464A607     1422    31230 SH       Sole                    31230
iPath Dow Jones-AIG Commodity  COM              06738C778      385     9980 SH       Sole                     9980
iPath MSCI India Index ETN     COM              06739F291      380     6448 SH       Sole                     6448
iShares FTSE/Xinhua China 25 I COM              464287184     3000    73316 SH       Sole                    73316
iShares MSCI BRIC Index        COM              464286657     1261    30066 SH       Sole                    30066
iShares MSCI EAFE Index Fund   COM              464287465     4890    89438 SH       Sole                    89438
iShares MSCI Emerging Markets  COM              464287234      845    21718 SH       Sole                    21718
iShares MSCI Hong Kong Index F COM              464286871      533    34375 SH       Sole                    34375
iShares MSCI Japan Index Fund  COM              464286848      391    39375 SH       Sole                    39375
iShares MSCI Taiwan Index Fund COM              464286731     1298   105350 SH       Sole                   105350
iShares Morningstar Large Core COM              464287127      329     5400 SH       Sole                     5400
iShares Morningstar Large Grow COM              464287119      946    17650 SH       Sole                    17650
iShares Morningstar Large Valu COM              464288109      574    11000 SH       Sole                    11000
iShares Russell 1000 Index Fun COM              464287622      691    11900 SH       Sole                    11900
iShares Russell 2000 Index Fun COM              464287655     1646    27322 SH       Sole                    27322
iShares Russell MidCap Index F COM              464287499     1133    14480 SH       Sole                    14480
iShares Russell Midcap Value I COM              464288406      531    15000 SH       Sole                    15000
iShares S&P 1500 Index         COM              464287150     1061    22300 SH       Sole                    22300
iShares S&P Euro 350 Index Fun COM              464287861      369     9584 SH       Sole                     9584
iShares S&P Smallcap 600 Index COM              464287804     1334    25490 SH       Sole                    25490
iShares TR Lehman Aggregate Bo COM              464287226      319     3041 SH       Sole                     3041
iShares Tr Dow Jones RE US Rea COM              464287739      469    10995 SH       Sole                    10995
iShares Trust Russell 2000 Gro COM              464287648      517     7900 SH       Sole                     7900
iShares Trust S&P 500 Index    COM              464287200     2156    20340 SH       Sole                    20340
iShares iBoxx $ Invest Grade C COM              464287242      215     2012 SH       Sole                     2012